ADVANCES FROM JOINT VENTURE PARTNERS	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
ADVANCES FROM JOINT VENTURE PARTNERS [Text Block]

12. ADVANCES FROM JOINT VENTURE PARTNERS

Advances from joint venture partners relate to unspent funds received pursuant to approved exploration programs by the Company and its joint venture partners. As at December 31, 2022 and 2021, the Company's advances from joint venture partners consist of the following:

	December 31, 2022	December 31, 2021
U.S.A.	$1,670	$2,168
Sweden and Norway	33	528
Total	$1,703	$2,696